Leases (Details) ¥ in Millions	12 Months Ended
	Oct. 31, 2022 USD ($)	Oct. 31, 2022 CNY (¥)	Oct. 31, 2021 USD ($)
Leases [Abstract]
Number of operating leases	1	1
Requirement amount | ¥		¥ 20
Incremental borrowing rate	4.75%	4.75%
Operating lease expense | $	$ 257,563		$ 83,639